ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 819,911		¥ 728,934		$ 118,876
Restricted cash	22		168,189		3
Short-Term Investments	2,923,864		2,774,000		423,920
Inventory, net	22,783		15,595		3,303
Prepaid expenses and other current assets	399,897		250,068		57,980
Total current assets	4,166,477		3,936,786		604,082
Operating lease right-of-use assets	83,663		353,877		12,130
Property, equipment and software, net	552,032		680,009		80,037
Intangible assets	18,932		77		2,745
Goodwill	331		331		48
Deferred tax assets	15,679		0		2,273
Rental deposit	9,502		22,544		1,378
Other non-current assets	2,186		2,864		317
TOTAL ASSETS	4,876,175		5,024,666		706,979
Accrued expenses and other current liabilities	662,189		693,265		96,009
Deferred revenue, current portion	906,914		986,993		131,490
Operating lease liabilities, current portion	38,326		80,010		5,557
Income tax payable	1,793		0		260
Total current liabilities	1,609,222		1,760,268		233,316
Deferred revenue, non-current portion	52,419		9,225		7,600
Operating lease liabilities, non-current portion	44,198		276,035		6,408
Deferred tax liabilities	74,507		71,616		10,802
Other payables	0		26,580		0
TOTAL LIABILITIES	1,780,346		2,143,724		$ 258,126
Net revenues	2,498,214	$ 362,207	6,561,747	¥ 7,124,744
Net income	13,172	1,910	(3,103,465)	(1,392,930)
Net cash generated from/(used in) operating activities	54,545	7,908	(4,185,807)	603,273
Net cash (used in)/generated from investing activities	(158,385)	(22,964)	4,812,502	(5,596,304)
Net cash used in financing activities	0	$ 0	(100,614)	5,272,100
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	312,055		138,672
Restricted cash	22		153,230
Short-Term Investments	1,068,365		1,037,346
Inventory, net	22,783		15,595
Prepaid expenses and other current assets	345,132		196,246
Total current assets	1,748,357		1,541,089
Operating lease right-of-use assets	41,014		194,162
Property, equipment and software, net	533,588		647,414
Intangible assets	18,932		77
Land use right	27,373		28,178
Goodwill	331		331
Deferred tax assets	15,679		0
Rental deposit	2,827		17,084
Other non-current assets	1,392		1,848
Total non-current assets	641,136		889,094
TOTAL ASSETS	2,389,493		2,430,183
Accrued expenses and other current liabilities	367,477		417,032
Deferred revenue, current portion	906,914		986,993
Operating lease liabilities, current portion	21,281		41,479
Income tax payable	260		0
Total current liabilities	1,295,932		1,445,504
Deferred revenue, non-current portion	52,419		9,225
Operating lease liabilities, non-current portion	17,457		158,824
Deferred tax liabilities	74,341		71,616
Other payables	0		26,580
Total non-current liabilities	144,217		266,245
TOTAL LIABILITIES	1,440,149		1,711,749
Net revenues	2,498,214		6,561,747	7,124,744
Net income	(555,880)		94,795	2,406,144
Net cash generated from/(used in) operating activities	(558,050)		(580,304)	3,945,706
Net cash (used in)/generated from investing activities	(87,007)		121,861	(305,448)
Net cash used in financing activities	¥ 0		¥ (100,621)	¥ (132,644)